RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other payables - related party		$ 22,643
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Other payables - related party		18,848
Bequtiful Jade Ltd [Member]
Related Party Transaction [Line Items]
Other payables - related party		$ 3,795